Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar		R$ 2,362,740	R$ 2,439,795	R$ 1,800,839
Legal reserve (5% of the profit)		(118,137)	(121,990)	(90,042)
Adjusted net income (basis for dividends)		2,244,603	2,317,805	1,710,797
Minimum mandatory dividends for the year (25% of the adjusted net income)		561,151	579,451	427,699
Interim dividends already distributed (R$ 0.25 per share in 2024 and 2023)		(275,971)	(273,798)	0
Interest in capital, net of income tax, already paid (R$ 0.35 per share in 2022)	[1]	0	0	(396,314)
Additional dividends to the minimum mandatory dividends		208,121	134,031	78,130
Balance of proposed dividends payable (R$ 0.45 per share in 2024, R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022)		493,301	439,684	109,515
Legal reserve (5% of the profit)		118,137	121,990	90,042
Statutory reserve		1,475,331	1,604,323	1,204,968
Interim dividends		275,971	273,798	0
Interest on capital, net of income tax, already paid (R$ 0.35 per share)	[1]	0	0	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income (-) interim dividends)		285,180	305,653	31,385
Additional dividends to the minimum mandatory dividends		208,121	134,031	78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar		R$ 2,362,740	R$ 2,439,795	R$ 1,800,839

[1]	The gross amount of interest on capital was R$ 450,004